Goodwill and Other Intangible Assets, net - Schedule of Other Intangible Assets, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Finite-Lived Intangible Assets [Line Items]
Total amortizable intangibles	$ 416,183	$ 416,089	$ 416,089
Total accumulated amortization	(104,186)	(78,818)	(20,142)
Other intangible assets, net	311,997	337,271	395,947
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Total amortizable intangibles	213,202	213,202	213,202
Total accumulated amortization	$ (26,121)	$ (18,784)	(4,108)
Customer relationships | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Lives (Years)	12 years	12 years
Customer relationships | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Lives (Years)	15 years	15 years
Trade names
Finite-Lived Intangible Assets [Line Items]
Total amortizable intangibles	$ 125,579	$ 125,579	125,579
Total accumulated amortization	$ (16,100)	$ (11,634)	(2,703)
Trade names | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Lives (Years)	3 years	3 years
Trade names | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Lives (Years)	15 years	15 years
Backlog
Finite-Lived Intangible Assets [Line Items]
Total amortizable intangibles	$ 68,454	$ 68,454	68,454
Total accumulated amortization	$ (58,640)	$ (45,963)	(12,665)
Backlog | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Lives (Years)	1 year	1 year
Backlog | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Lives (Years)	2 years	2 years
Noncompete agreements
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Lives (Years)	5 years	5 years
Total amortizable intangibles	$ 8,854	$ 8,854	8,854
Total accumulated amortization	$ (3,322)	(2,437)	$ (666)
Trademarks
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Lives (Years)	10 years
Total amortizable intangibles	$ 94	0
Total accumulated amortization	$ (3)	$ 0